Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Details of premises and equipment
(1)	Details of premises and equipment are as follows (Unit: Korean Won in millions):

	December 31, 2017
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,487,278	867,804	1,024,186	429,665	64,559	20	3,873,512
Accumulated depreciation	—	(186,958)	(844,114)	(364,878)	—	(17)	(1,395,967)

Net carrying value	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545

	December 31, 2018
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,481,871	872,282	1,031,431	446,264	9,099	20	3,840,967
Accumulated depreciation	—	(210,370)	(791,418)	(388,670)	—	(17)	(1,390,475)

Net carrying value	1,481,871	661,912	240,013	57,594	9,099	3	2,450,492

Changes in premises and equipment
(2)	Details of changes in premises and equipment are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2016
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,493,628	704,017	193,291	79,744	522	4	2,471,206
Acquisition	—	15,939	74,336	19,615	21,231	—	131,121
Disposal	(30)	(1,474)	(233)	(2,623)	(102)	—	(4,462)
Depreciation	—	(24,887)	(82,445)	(48,587)	—	—	(155,919)
Classified to assets held for sale	(4,063)	(251)	—	—	—	—	(4,314)
Foreign currencies translation adjustment	625	516	307	376	153	—	1,977
Acquisition through business combination	—	—	209	442	—	—	651
Transfer	(1,415)	(1,557)	—	—	(3,087)	—	(6,059)
Others	—	(604)	4,437	19,991	—	—	23,824

Ending balance	1,488,745	691,699	189,902	68,958	18,717	4	2,458,025

	For the year ended December 31, 2017
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,488,745	691,699	189,902	68,958	18,717	4	2,458,025
Acquisitions	4,755	22,579	59,694	23,420	51,797	—	162,245
Disposals	(1,840)	(2,593)	(442)	(1,231)	—	—	(6,106)
Depreciation	—	(26,156)	(74,223)	(31,728)	—	(1)	(132,108)
Classified to assets held for sale	(2,693)	(1,059)	549	—	—	—	(3,203)
Transfer	(196)	(2,134)	5,411	—	(5,553)	—	(2,472)
Foreign currencies translation adjustments	(1,493)	(1,393)	(2,023)	(1,315)	(402)	—	(6,626)
Others	—	(97)	1,204	6,683	—	—	7,790

Ending balance	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545

	For the year ended December 31, 2018
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,487,278	680,846	180,072	64,787	64,559	3	2,477,545
Acquisitions	1,372	14,701	76,783	17,527	8,285	—	118,668
Disposals	(29)	—	(5,192)	(737)	(187)	—	(6,145)
Depreciation	—	(26,014)	(76,171)	(32,162)	—	—	(134,347)
Classified to assets held for sale	(3,651)	(2,592)	—	—	—	—	(6,243)
Transfer	(2,863)	(4,760)	63,432	—	(63,432)	—	(7,623)
Foreign currencies translation adjustments	(236)	(257)	(69)	323	(126)	—	(365)
Acquisition through business combination	—	—	969	661	—	—	1,630
Others	—	(12)	189	7,195	—	—	7,372

Ending balance	1,481,871	661,912	240,013	57,594	9,099	3	2,450,492